Deferred Financing Costs	12 Months Ended
Dec. 31, 2019
Deferred Financing Costs
Deferred Financing Costs

(8)          Deferred Financing Costs

The change in the carrying amount of deferred financing costs for the years ended December 31, 2019 and 2018 was as follows:

	2019	2018
Balance at January 1	$2,258,253	$1,342,379
Capitalized fees	9,027,753	2,612,860
Amortization	(1,311,573)	(477,781)
Write-off due to debt refinancing	(2,121,451)	(1,219,205)
Balance at December 31	$7,852,982	$2,258,253

Amortization expense relating to deferred financing costs was $1,311,573 and $477,781 during the years ended December 31, 2019 and 2018, respectively, and is included in interest expense in the accompanying consolidated statements of operations. The write-off of deferred financing costs is included in loss on extinguishment of debt, net in the accompanying consolidated statements of operations for the years ended December 31, 2019 and 2018.

The December 31, 2019 balance of deferred financing costs of $7,852,982 is estimated to be recorded to amortization expense as follows: $1,566,363 in 2020, 2021,  2022 and 2023,  $840,068 in 2024, and $747,462 thereafter.